Nature of Business	12 Months Ended
Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Nature of Business

Note 1 – Nature of Business

LCP Edge Intermediate, Inc. (“The HydraFacial Company” or “HydraFacial” or the “Company”) and its subsidiaries design, develop, manufacture, market, and sell aesthetic technologies and products. HydraFacial is a wholly owned subsidiary of LCP Edge Holdco, LLC (“LCP Holdco” or “Parent”). HydraFacial offers hydradermabrasion systems that enhance the skin to cleanse, exfoliate, extract, and hydrate simultaneously; HydraFacial® Daily Essentials, which provides detoxification, rejuvenation, and protection of skin; crystal microdermabrasion systems; and light emitting diode systems. The premiere system is the HydraFacial MD® liquid based skin exfoliation system.

Merger and Public Offering

On December 8, 2020, HydraFacial entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vesper Healthcare Acquisition Corp. (“Vesper”), which provides for, among other things, the merger with and into Vesper, with the combined entity continuing as the surviving entity. The transactions set forth in the Merger Agreement will constitute a “Business Combination” as contemplated by Vesper’s Amended & Restated Certificate of Incorporation. Immediately after the completion of the Business Combination, the shareholders of HydraFacial will exchange their interests in HydraFacial for shares of common stock of the combined entity. Additionally, certain investors have agreed to subscribe for and purchase an aggregate of $350.0 million of common stock of the combined company (“PIPE Financing”). The combined company will continue to operate under the HydraFacial management team, led by Chief Executive Officer Clint Carnell. The boards of directors of both Vesper and HydraFacial have approved the proposed transaction. Per the terms of the Merger Agreement, total aggregate base purchase price payable to the stockholders of HydraFacial is estimated to be $975.0 million. In addition to the consideration to be paid at the closing of the transactions contemplated by the Merger Agreement, the stockholders of HydraFacial may be entitled to receive contingent consideration from Vesper of up to $75.0 million.

Liquidity

The accompanying consolidated financial statements have been prepared on the going concern basis of accounting, which assumes HydraFacial will continue to operate as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As described in Note 8, HydraFacial had approximately $216.5 million of outstanding indebtedness under its Credit Facility and other debt which are due to related parties as of December 31, 2020.

HydraFacial’s Credit Facility, as amended, requires HydraFacial to maintain compliance with a monthly liquidity covenant, whereby beginning in 2021 HydraFacial must have liquidity in excess of $5 million based on cash on hand and availability under the revolving credit facility. In addition, beginning in 2021, HydraFacial is required to maintain quarterly compliance with a leverage ratio that is reduced each quarter. Based on HydraFacial’s current forecasts, HydraFacial anticipates that it will not violate either the liquidity covenant or the leverage covenant under the Credit Agreement through at least May 1, 2022. Forecasted compliance with HydraFacial’s covenants is based upon HydraFacial meeting its plan. With respect to the liquidity covenant, a relatively small decrease in forecasted revenues could result in non-compliance with the liquidity covenant, and if such an event were to occur, a shareholder has committed to provide financial support in an amount sufficient enough to prevent an event of non-compliance through May 1, 2022 or the close of the Business Combination. Separate from any supplemental financial support being provided, management could also take action and reduce anticipated costs related to additional planned investments to potentially mitigate an anticipated failure with the liquidity covenant.